DERIVATIVE LIABILITIES	6 Months Ended
Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

NOTE 11 – DERIVATIVE LIABILITIES

The Company has issued certain convertible notes payable that contain conversion options with variable settlement features which make their conversion options a derivative liability. The conversion option derivatives are embedded in their respective note payables and for accounting purposes have been bifurcated from the host instruments. Please see Note 10 – Convertible Notes Payable for more information.

On February 12, 2021, TraQiQ granted 25,000 warrants (the “Platinum Point Warrants”) that have a term of three-years and an exercise price of $11.60 to Platinum Point Capital, LLC. The warrants granted contain certain price protections, that make the value of the warrants a derivative liability.

The fair value of each convertible note embedded derivative is estimated using a Monte Carlo valuation model. The model used a “with or without” scenario analysis. Changes to the inputs used in the model could produce a significantly higher or lower fair value. The following assumptions were used as of June 30, 2023 and December 31, 2022:

	Six Months Ended June 30, 2023	Year Ended December 31, 2022

Expected term (years)	0.584 – 0.597	-
Expected volatility	412.6%	-
Expected dividend yield	0.00%	-
Risk-free interest rate	5.40%	-

The fair value of the Platinum Point Warrants derivative liability is estimated using a Black-Scholes valuation model with a stock price of $11.60. Changes to the inputs used in the model could produce a significantly higher or lower fair value. The following assumptions were used as of June 30, 2023 and December 31, 2022:

	Six Months Ended June 30, 2023	Year Ended December 31, 2022

Expected term (years)	0.622	-
Expected volatility	875%	-
Expected dividend yield	0.00%	-
Risk-free interest rate	5.40%	-

The derivative liabilities as of June 30, 2023 and December 31, 2022 are as follows:

	June 30, 2023	December 31, 2022

Fair value of the Evergreen – 2022 conversion options	$4,077	$-
Fair value of the Evergreen – 2023 conversion options	70,830
Fair value of the Platinum Point Warrants (25,000 warrants)	39,999	-
Fair value of the Chambers conversion option	5,096	-
Fair value of the Eleven 11 conversion option	9,682	-
Fair value of the Calvary Fund conversion option	39,747	-
Fair value of the Keystone Capital conversion option	15,287	-
Fair value of the Diagonal Lending conversion option	4,417	-
Fair value of the Seven Knots conversion option	5,096	-
Fair value of the Sikka conversion option	10,192	-
Fair value of the Miller conversion option	5,096	-
	$209,519	$-

Activity related to the derivative liabilities for the six months ended June 30, 2023 is as follows:

Beginning balance as of December 31, 2022	$-
Warrants/conversion option – derivative liabilities recognized due to reverse acquisition	219,172
Change in fair value of warrants/conversion option - derivative liabilities	(9,652)
Ending balance as of June 30, 2023	$209,519